February 28, 2017

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
Post-Effective Amendment No. 126
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 126 (Amendment No. 128 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the prospectus of Harbor Strategic Growth Fund, (the “Fund”), a newly formed series of the Trust, Harbor Funds’ statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act and is intended to become effective on March 1, 2017. The Amendment is being filed for the purpose of incorporating comments received from the staff of the Securities and Exchange Commission (the “Commission”) with respect to the prospectus and SAI. Our responses to comments received were separately filed as correspondence on January 20, 2017 (accession number 0001193125-17-014130). Following additional discussions with Ms. Anu Dubey, we are revising our original response to Comment No. 2:

COMMENT 2    (Prospectus – Fund Summary – Performance)

The performance presented in the prospectus for the Predecessor Fund’s Administrative and Investor Classes of shares is inconsistent with the staff’s position in its no-action letter to Quest For Value Dual Purpose Fund, Inc. (February 28, 1997) (the “Quest Letter”) because the Predecessor Fund performance reflects the cap on expenses set forth in the Expense Limitation Agreement. In Quest, fund performance was adjusted to reflect the expenses set forth in the fund’s summary table of fees and expenses but not to reflect the expense limitation on a fund’s expenses.

Response:	The performance of the Administrative, Investor and Retirement Classes of shares has been removed from the prospectus and the only performance that will be presented for the Fund is the Institutional Class performance. The Institutional Class performance is presented net of all fees and expenses of the Predecessor Fund. In addition, disclosure has been added to reflect that the Fund has different fees and expenses than the Predecessor Fund and would therefore have had different performance results than the Predecessor Fund

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission

February 28, 2017

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Jill Damon, Esq.
Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Charles F. McCain, Esq.

Erik D. Ojala, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.